Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CONTINUITY OF EXPLORATION AND EVALUATION ASSETS

A continuity of exploration and evaluation assets is as follows:

			Arizona Properties
	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Balance, December 31, 2023	$15,828,599	$11,781,063	$2,405,698	$4,434,198	$34,449,558
Acquisitions cost	1,163,334	136,633	—	—	1,299,967
Change in ARO estimates	—	232,329	—	—	232,329
Foreign exchange	1,451,013	1,018,010	206,371	361,145	3,036,539
Impairment	—	—	—	(378,605)	(378,605)
Balance, December 31, 2024	$18,442,946	$13,168,035	$2,612,069	$4,416,738	$38,639,788
Acquisition costs	—	1,331,904	—	—	1,331,904
Change in ARO estimates	—	(122,502)	—	—	(122,502)
Foreign exchange	(880,955)	(651,813)	(124,770)	(210,972)	(1,868,510)
Balance, December 31, 2025	$17,561,991	$13,725,624	$2,487,299	$4,205,766	$37,980,680

Schedule of Exploration and Evaluation Expenditures Included in Comprehensive Loss

The following exploration and evaluation expenditures were included in comprehensive loss for the years ended December 31, 2025 and 2024 are as follows:

	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Consulting	$1,004,570	$1,484,649	$—	$—	$2,489,219
Sundry field	339,436	137,523	—	—	476,959
Sampling, assaying, geophysics	246,298	74,102	—	—	320,400
License, filing and insurance	1,898,866	555,448	37,739	—	2,492,053
Lease and royalty	696,738	567,673	—	—	1,264,411
Property tax	58,550	44,253	—	—	102,803
Drilling	90,970	285,769	—	—	376,739
Salaries, wages and related expense	50,473	197,139	—	—	247,612
Reclamation	—	116,192	—	—	116,192
Total for the year ended December 31, 2025	$4,385,901	$3,462,748	$37,739	$—	$7,886,388

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

7.	Exploration and Evaluation Assets (Continued)

	Uranium Properties	Colorado Properties	Newsboy Gold	Artillery Peak	Total
Consulting	$357,528	$815,011	$—	$—	$1,172,539
Sundry field	102,537	7,391	—	—	109,928
Sampling, assaying, geophysics	173,935	2,962	—	—	176,897
License, filing and insurance	1,561,462	126,270	32,727	55,710	1,776,169
Lease and royalty	462,489	560,000	—	—	1,022,489
Drilling	—	691,309	—	—	691,309
Property tax	59,190	41,149	—	—	100,339
Termination of acquisition agreement	225,608	—	—	—	225,608
Total for the year ended December 31, 2024	$2,942,749	$2,244,092	$32,727	$55,710	$5,275,278